Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Deferred revenue from related parties	$ 13,426,881	$ 9,187,091
Shanghai Gopher Languang Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	5,189,571	292,272
Wuhu Gopher Investment Management Company Limited
Related Party Transaction [Line Items]
Deferred revenue from related parties	2,881,465	924,018
Wanjia Win-Win Assets Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	2,624,558	1,774,667
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	671,541	1,100,107
Hangzhou Vanke Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	559,587	2,130,255
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	643,641	201,902
Gopher Nuobao Asset Management Company Limited
Related Party Transaction [Line Items]
Deferred revenue from related parties	383,320
Chongqing Gopher Longxin Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	337,917	236,586
Gopher Capital GP
Related Party Transaction [Line Items]
Deferred revenue from related parties	135,281	576,937
Sequoia Capital Investment Management Tianjin Company Limited
Related Party Transaction [Line Items]
Deferred revenue from related parties		$ 1,950,347